Note 24 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

18. Subsequent Events

Management has evaluated subsequent events that occurred through the date the financial statements were issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the period ended March 31, 2026, except as disclosed below.

On April 21, 2026, the Company closed an additional EUR200,000 (approximately $235,000) investment pursuant to the terms of the private placement 20% OID secured promissory notes offering that closed on March 3, 2026, and issued 240 shares of Series C, valued at $709.00 per share, and issued a EUR250,000 (approximately $293,000) Note to the accredited investor.  In June of 2026, the Company received the remaining $200,000 due pursuant to the March 3, 2026 private placement offering.

On June 16, 2026, the Company's Board of Directors and Vincent Browne, as the stockholder holding a majority of the voting stock, approved an amendment to our Certificate of Incorporation to change our corporate name to Aedis Energy Inc.  This name change is in process and has not gone effective as of the date of this Report.

Management entered into a term sheet on June 3, 2026 with institutional investors providing for two tranches of preferred equity financing of up to $20.0 million before transaction costs. Funding of each tranche remains subject to various conditions precedent, including receipt of certain governmental and regulatory approvals that are outside the Company's control.  In addition, the Company also entered into a preliminary term sheet on June 3, 2026 for an equity line of credit (“ELOC”) facility providing for up to $50.0 million of capital at the Company’s option over the following three years. The proposed facilities remains subject to negotiation and execution of definitive agreements, satisfaction of customary closing conditions and other requirements.

Purchase Agreement

On June 30, 2026, the Company entered into a purchase agreement (the “Subscription Agreement”) with a certain accredited investor (the “Purchaser”) pursuant to which the Company sold in a private placement (the “Offering”), an unsecured 20% original issue discount secured promissory note with an aggregate principal amount of $1,250,000 (the “Note”). The Subscription Agreement also provided for the issuance of an aggregate of 750 shares of the Company’s Series F Convertible Preferred Stock, convertible into the Company’s common stock, par value $0.0001 per share (the “Series F”) to the Purchaser.

The transaction closed on June 30, 2026 and the aggregate gross proceeds to the Company were $1 million.  The Company intends to use the net proceeds for working capital and other general corporate purposes.

Original Issue Discount Secured Promissory Note

The Note was issued with an original issue discount of 20%. No interest shall accrue on the Note. The Note matures on December 29, 2026.

The Note contain certain Events of Default, including but not limited to (i) the Company’s failure to pay any amount of principal or other amounts due under the Note, (ii) commencement of bankruptcy proceedings, (iii) a future default under any existing Company indebtedness greater than $100 thousand, or (iv) any breach or failure to comply with any provision of the Note if it remains uncured for 5 days. Upon the occurrence of any Event of Default and at any time thereafter, the Purchaser shall have the right to exercise all of the remedies under the Note.

Series F Convertible Preferred Stock

The Board declared the formation of an aggregate of up to 15,750 shares of Series F. The Company has filed a certificate of designation with the Secretary of State of the State of Delaware therein establishing the Series F and describing the rights, obligations and privileges of the Series F. Concurrently, the Company issued 750 shares of Series F to the Purchaser, in book-entry form. The following description of the Series F does not purport to be complete and is qualified in its entirety by reference to the Certificate of Designation, which is filed as an Exhibit to this Report and is incorporated herein by reference.

General. The Series F consists of a total of 15,750 shares authorized and 750 shares issued as of the date of this Report. Each share of Series F has a par value of $0.0001 per share and a value of $1,000 per share. The Series F is not subject to any sinking fund.

Automatic Conversion. Each share of Series F shall automatically convert 1 trading day prior to the Company’s shares of Common Stock uplisting to a national stock exchange (the “Uplist”), and each share of Series F shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the value of each share ($1,000) divided by the closing price of the Company’s Common Stock on the last trading day prior to the date of Uplist.

Maturity Date.  The Series F has a stated maturity date of December 31, 2026; if no Uplist occurs by December 31, 2026, the Series F Convertible Preferred shall be cancelled and the Holder shall have no rights and the Company has no further obligations to the Holder.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series F if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 9.99% of the outstanding shares of the Common Stock following such conversion.

Voting Rights. The holders of Series F hold no voting rights. However, the Company shall not, without the prior written consent of the holders of a majority of the then outstanding shares of Series F Convertible Preferred, (i) amend, alter, or repeal any provision of this Certificate of Designation or the Certificate of Incorporation in a manner that adversely affects the rights, preferences, or privileges of the Series F Convertible Preferred, (ii) create or authorize any additional class or series of capital stock that ranks senior to or pari passu with the Series F Convertible Preferred, (iii) increase or decrease the authorized number of shares of Series F Convertible Preferred, (iv) effect any merger, consolidation, or sale of all or substantially all of the Company's assets, or (v) declare or pay any dividends on Common Stock.

Dividend Rights. The holders of Series F will not be entitled to receive dividends of any kind.

Liquidation Preference. The holders of Series F shall be entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company only after the Series B, C, D and E convertible preferred stock holders and after the Common Stockholders.

24.	Subsequent Events

Management has evaluated subsequent events that have occurred through the date the financial statements were issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the year ended December 31, 2025, except as disclosed below.

Promissory Note Extensions and Settlement of Debt:

The $1,250,000 promissory note issued in December of 2024, the $312,500 note issued in May of 2025, the $312,500 note issued in September of 2025 and the $250,000 note issued in November of 2025 to SNC were each extended on a monthly basis and the original issue discount (OID) increased by 5% each month.  On March 31, 2026 the Company settled with SNC pursuant to which the Company issued 7,583 shares of Series D Convertible Preferred Stock as total repayment for, and the replacement and cancellation of, all of SNC's outstanding promissory notes. The Company expects to recognize a gain or loss on settlement of the SNC Notes, in its consolidated financial statements for the period ending March 31, 2026, upon completion of a third party valuation of the Series D Convertible Preferred Stock.

On March 3, 2026, a number of accredited investors agreed to extend their existing notes in the aggregate amount of $1,025,000 to the earlier of September 3, 2026 or the date on which proceeds from a capital raise equals or exceeds $5,000,000, in exchange for increasing the aggregate outstanding note balance to $1,111,224.

On March 31, 2026, the Company issued 684 shares of Series E Convertible Preferred Stock (the “Series E”) as total repayment for, and the replacement and cancellation of, two outstanding promissory notes in the aggregate amount of $684 thousand.

Executive Officer Resignation.  On February 13, 2026, David Farrell resigned as Chief Commercial Officer of the Company, effective immediately.

March 3, 2026 Funding:

Subscription Agreements

On March 3, 2026, we entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “Purchasers”) pursuant to which the Company’s wholly owned subsidiary, Alt Alliance LLC (“AltA”), sold in a private placement (the “Offering”), unsecured 20% original issue discount secured promissory notes with an aggregate principal amount of $1,250,000 (the “Notes”). The Subscription Agreements also provide for the issuance of an aggregate of 2,625 shares of the Company’s Series C Convertible Preferred Stock, convertible into the Company’s common stock, par value $0.0001 per share (the “Shares”) to the Purchasers. The transaction closed on March 3, 2026 (the “Closing Date”).

The aggregate gross proceeds to the Company will be $1,000,000, $600,000 of such proceeds were transferred on the Closing Date and the remaining amount will be transferred to the Company in two tranches: the first tranche upon the Company’s submission of an application to list on the Nasdaq Stock Market and completion of the drafting of a registration statement on Form S-1, and the final tranche upon the completion of the Company’s 2025 audit. Additionally, on April 21, 2026 the Company closed an additional €200,000 investment pursuant to the terms of the Offering, and issued a €250,000 Note and 240 shares of Series C.  The Company intends to use the net proceeds from the Offering for working capital and other general corporate purposes.

Original Issue Discount Secured Promissory Notes

The Notes were issued with an original issue discount of 20%. No interest shall accrue on the Notes. The Notes mature upon the earlier of i) six months from the Issue Date, or ii) the date on which proceeds from a capital raise equals or exceeds $5,000,000.

The Notes are secured by a first-priority pledge of 100% of the membership interests of AltA held by the Company, pro rata among the holders of the Notes, pursuant to the Pledge Agreement.

The Notes contain certain Events of Default, including but not limited to (i) the Company’s failure to pay any amount of principal or other amounts due under the Notes, (ii) commencement of bankruptcy proceedings by Alta if they remain undismissed for 60 days, (iii) the dissolution of the Company or Alta, and (iv) any breach or failure to comply with any provision of the Note if it remains uncured for 60 days. Upon the occurrence of any Event of Default and at any time thereafter, the Purchasers shall have the right to exercise all of the remedies under the Notes.

Intercompany Transfer of EverOn Energy LLC (“EverOn”)

On March 24, 2026, the Company transferred its 51% membership interest in EverOn to its wholly owned subsidiary, Alt Alliance LLC.

March 27, 2026 Subscription Agreement:

On March 27, 2026 the Company entered into a subscription agreement (the “Subscription Agreement”) with a certain third party accredited investor (the “Purchaser”) pursuant to which the Company sold in a private placement (the “Offering”) an aggregate of 2,150 shares of the Company’s Series D Convertible Preferred Stock, convertible into the Company’s common stock, par value $0.0001 per share (the “Shares”) to the Purchaser. The transaction closed on March 27, 2026 (the “Closing Date”). The aggregate gross proceeds to the Company were $1,000,000, all of which were transferred on the Closing Date. The Company intends to use the net proceeds from the Offering for working capital and other general corporate purposes.

Put Option Agreement

Simultaneously with the March 27, 2026 Subscription Agreement, the Company also entered into a Put Option Agreement with the Purchaser, pursuant to which the Purchaser has the right, for a period of one year after the Company raises a minimum of $8 million through an equity capital raise, to require the Company to repurchase up to a maximum of 1,150 Series D shares at a price of $1,000 per Series D share repurchased.

Series D Convertible Preferred Stock:

On March 27, 2026, the board of directors (the “Board”) of the Company declared the formation of an aggregate of up to 20,000 shares of Series D Convertible Preferred Stock, par value $0.0001 per share (“Series D”). The Company has filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware therein establishing the Series D Convertible Preferred Stock and describing the rights, obligations and privileges of the Series D. Concurrently, the Company issued 2,150 shares of Series D to the Purchaser and debt holder on the same date, in book-entry form. The following description of the Series D does not purport to be complete and is qualified in its entirety by reference to the Certificate of Designation, which is filed as an Exhibit to our Current Report on Form 8K filed on April 2, 2026.

General. The Series D consists of a total of 20,000 shares authorized and 9,733 shares issued as of the date of this Report. Each share of Series D has a par value of $0.0001 per share and a value of $1,000 per share. The Series D has no stated maturity and is not subject to any sinking fund.

Conversion Right. Each share of Series D shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after one year from the issuance date. The Conversion Price is $0.10 per share, subject to adjustment in accordance with the Certificate of Designation.

Adjustments of Conversion Price. If, during the period of twelve months from the issuance date, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the "Original Conversion Price") of the Series D (a "Dilutive Issuance"), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series D if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 9.99% of the outstanding shares of the Common Stock following such conversion.

Restriction on Sales. Beginning on the month after the Holder is able to convert the Series D and utilize an exemption under SEC Rule 144, the Holder may sell a maximum amount of Common Shares per month not to exceed the average daily volume of the Company’s common stock in the prior month.

Voting Rights. Each holder of Series D has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series D is issued and outstanding, the holders of Series D shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series D Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

Dividend Rights. The holders of Series D, as such, will not be entitled to receive dividends of any kind.

Liquidation Preference. The holders of Series D shall be entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.

Series E Convertible Preferred Stock:

On March 31, 2026, the board of directors (the “Board”) of the Company declared the formation of an aggregate of up to 20,000 shares of Series E Convertible Preferred Stock, par value $0.0001 per share (“Series E”). The Company has filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware therein establishing the Series E Convertible Preferred Stock and describing the rights, obligations and privileges of the Series E. Concurrently, the Company issued 684 shares of Series E to an accredited debt holder on the same date, in book-entry form. The following description of the Series E does not purport to be complete and is qualified in its entirety by reference to the Certificate of Designation, which is filed as an Exhibit to our Current Report on Form 8K filed on April 2, 2026.

General. The Series E consists of a total of 20,000 shares authorized and 684 shares issued as of the date of this Report. Each share of Series E has a par value of $0.0001 per share and a value of $1,000 per share. The Series E has no stated maturity and is not subject to any sinking fund.

Conversion Right. Each share of Series E shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after the issuance date. The Conversion Price is $0.10 per share, subject to adjustment in accordance with the Certificate of Designation.

Adjustments of Conversion Price. If, during the period of twelve months from the issuance date, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the "Original Conversion Price") of the Series E (a "Dilutive Issuance"), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series E if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 4.99% of the outstanding shares of the Common Stock following such conversion.

Piggyback Registration Rights. Each holder of Series E has the right to include the shares of common stock underlying the Series E in any registration statement on SEC Form S-1 that the Company may file.

Voting Rights. Each holder of Series E has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series E is issued and outstanding, the holders of Series E shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series E Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

Dividend Rights. The holders of Series E, as such, will not be entitled to receive dividends of any kind.

Liquidation Preference. The holders of Series E shall be entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.